20. STOCK OPTIONS (Details)	12 Months Ended
Dec. 31, 2017 CAD CAD / shares
Stock Options Details
Stock options outstanding, beginning | CAD / shares	6,938,179
Stock options granted | CAD / shares	6,459,400
Stock options exercised | CAD / shares	(128,873)
Stock options expired | CAD / shares	(1,300,556)
Stock options forfeited | CAD / shares	(168,500)
Stock options outstanding, ending | CAD / shares	11,799,650
Stock options exercisable, ending | CAD / shares	4,486,625
Stock options outstanding, weighted average exercise price, beginning | CAD	CAD 1.06
Weighted average exercise price, stock options granted | CAD	0.85
Weighted average exercise price, stock options exercised | CAD	0.7
Weighted average exercise price, stock options expire | CAD	1.19
Weighted average exercise price, stock options forfeited | CAD	0.71
Stock options outstanding, weighted average exercise price, ending | CAD	0.94
Stock options exercisable, weighted average exercise price, ending | CAD	CAD 1.12